                                                               Rule 497(e)
                                                               File No. 33-26305

                               BLACKROCK FUNDS(SM)

                       THE BOND PORTFOLIOS/SERVICE CLASS
                        SUPPLEMENT TO PROSPECTUS DATED

                               JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "What Are The Differences Among The Portfolios?" has been amended to reflect that the minimum credit quality for investments of the Intermediate Bond, Core Bond and Managed Income Portfolios is "B".

The section "What Types Of Securities Are In The Portfolios?" has been amended to reflect that the Intermediate Bond, Core Bond and Managed Income Portfolios are "Eligible" to invest in high yield securities and the Intermediate Bond Portfolio is "Eligible" to invest in foreign securities/currency risk.

The section "What Additional Investment Policies And Risks Apply?" has been amended as follows:

The following replaces the first paragraph under "Foreign Investments":

  FOREIGN AND EMERGING MARKETS INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. Each of the Low Duration Bond, Intermediate Bond and Managed Income Portfolios may invest up to 20%, and the Core Bond Portfolio up to 10%, of its total assets in debt securities of foreign and emerging markets issuers on either a cur-rency hedged or unhedged basis and may hold from time to time various for-eign and emerging markets currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, each Portfolio may engage in foreign cur-rency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's per-formance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under "Interest Rate and Currency Transactions" and "Options and Futures Contracts." In-vesting in securities of foreign and emerging markets issuers involves con-siderations not typically associated with investing in securities of compa-nies organized and operated in the United States. Because foreign securi-ties generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

The following is added after the second paragraph under "Foreign Investments":

  Political and economic structures in many countries with emerging economies or securities markets may be undergoing significant evolution and rapid de-velopment, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these coun-tries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationaliza-tion or expropriation of assets, may be heightened. In addition, unantici-pated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of additional in-vestments in emerging market countries. The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in these countries may make investments in emerging market countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting in-formation available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The following replaces the first paragraph under "High Yield Securities":

  Each of the Low Duration Bond, Intermediate Bond, Core Bond and Managed In-come Portfolios may invest in non-investment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds" when the Portfolio's sub-adviser believes that the investment char-acteristics of such securities make them desirable in light of the respec-tive Portfolio's investment objective and current portfolio mix, so long as under normal market conditions, no more than 20% of each of the Low Dura-tion Bond, Intermediate Bond and Managed Income Portfolio's total assets, and no more than 5% of the Core Bond Portfolio's total assets, are invested in non-investment grade debt securities, and such securities are rated "B" or higher at the time of purchase by at least one major rating agency.

The following replaces the first sentence of the last paragraph under "High Yield Securities":

  Each of the Low Duration Bond, Intermediate Bond, Core Bond and Managed In-come Portfolios may invest in securities rated "B" and above or determined by the sub-adviser to be of comparable quality.

Investors in the Low Duration Bond, Intermediate Bond, Core Bond, Managed In-come and International Bond Portfolios should refer to the section in the Pro-spectus entitled "What Additional Investment Policies And Risks Apply?--Foreign and Emerging Markets Investments" and to the section in the Statement of Addi-tional Information entitled "Investment Policies--Additional Information on Portfolio Investments--Forward Currency Transactions" for a discussion of the risks involved in investing in foreign securities. Investors in the Low Dura-tion Bond, Intermediate Bond, Core Bond and Managed Income Portfolios should refer to the section in the Prospectus entitled "What Additional Investment Policies And Risks Apply?--High Yield Securities" and to the section in the Statement of Additional Information entitled "Investment Policies--Additional Information on Portfolio Investments--Non-Investment Grade Securities" for a discussion of the risks involved in investing in non-investment grade securi-ties.

The section "Who Manages The Fund?" has been amended as follows:

          The Portfolios and their portfolio managers are as follows:

 BLACKROCK FUNDS PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------                    -----------------
 Low Duration Bond            Robert S. Kapito; Vice Chairman of BlackRock
                              since 1988; Portfolio co-manager since its
                              inception.
                              Scott Amero; Managing Director of BlackRock since
                              1990; Portfolio co-manager since its inception.
 Intermediate Government Bond Robert S. Kapito and Scott Amero (see above) and
                              Michael P. Lustig; Mr. Lustig has been Vice
                              President of BlackRock since 1989; Messrs.
                              Kapito, Lustig and Amero have been Portfolio co-
                              managers since 1995.
 Intermediate Bond            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Core Bond                    Keith Anderson; Managing Director of BlackRock
                              since 1988; Portfolio manager since June 1997.
 Managed Income               Keith Anderson (see above); Portfolio manager
                              since June 1997.
 International Bond           Andrew Gordon; Portfolio manager at BlackRock
                              since 1996; responsible for non-dollar research
                              at Barclay Investments from 1994 to 1996 and at
                              CS First Boston from 1986 to 1994; Portfolio
                              manager since January 1997.
 Tax-Free Income              Kevin Klingert; Portfolio manager at BlackRock
                              since 1991; prior to joining BlackRock, Assistant
                              Vice President, Merrill, Lynch, Pierce, Fenner &
                              Smith; Portfolio manager since 1995.
 Pennsylvania Tax-Free Income Kevin Klingert (see above); Portfolio manager since 1995.
 New Jersey Tax-Free Income   Kevin Klingert (see above); Portfolio manager
                              since 1995.
 Ohio Tax-Free Income         Kevin Klingert (see above); Portfolio manager
                              since 1995.

The section "How Are Shares Purchased And Redeemed?" has been amended as fol-lows:

The following replaces the first sentence under "Purchase of Shares":

  Service Shares are offered without a sales load to Institutions acting on behalf of their customers, certain persons who were shareholders of The Compass Capital Group at the time of its combination with The PNC(R) Fund during the first quarter of 1996, and investors that participate in the Capital Directions SM asset allocation program.

The following has been added after the last paragraph under "Purchase of Shares":

  In the event that a shareholder acquiring Service Shares on or after May 1, 1998 (other than a former shareholder of The Compass Capital Group as de-scribed above) ceases to meet the eligibility standards for purchasing Service Shares, then the shareholder's Service Shares will, upon the direc-tion of the Fund's distributor, automatically be converted to Investor A Shares of the Portfolio having the same aggregate net asset value as the shares converted. Investor A Shares are currently authorized to bear addi-tional service and distribution fees at the aggregate annual rate of .20% of average daily net assets. In the event that a shareholder acquiring Service Shares on or after May 1, 1998 subsequently satisfies the eligibil-ity standards for purchasing Institutional Shares (other than due to fluc-tuations in market value), then the shareholder's Service Shares will, upon the direction of the Fund's distributor, automatically be converted to In-stitutional Shares of the Portfolio having the same aggregate net asset value as the shares converted.

This Supplement is dated September 10, 1998.

                                                               Rule 497(e)
                                                               File No. 33-26305



                               BLACKROCK FUNDS(SM)

                    THE BOND PORTFOLIOS/INSTITUTIONAL CLASS
                        SUPPLEMENT TO PROSPECTUS DATED

                               JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "What Are The Differences Among The Portfolios?" has been amended to reflect that the minimum credit quality for investments of the Intermediate Bond, Core Bond and Managed Income Portfolios is "B".

The section "What Types Of Securities Are In The Portfolios?" has been amended to reflect that the Intermediate Bond, Core Bond and Managed Income Portfolios are "Eligible" to invest in high yield securities and the Intermediate Bond Portfolio is "Eligible" to invest in foreign securities/currency risk.

The section "What Additional Investment Policies And Risks Apply?" has been amended as follows:

The following replaces the first paragraph under "Foreign Investments":

  FOREIGN AND EMERGING MARKETS INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. Each of the Low Duration Bond, Intermediate Bond and Managed Income Portfolios may invest up to 20%, and the Core Bond Portfolio up to 10%, of its total assets in debt securities of foreign and emerging markets issuers on either a cur-rency hedged or unhedged basis and may hold from time to time various for-eign and emerging markets currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, each Portfolio may engage in foreign cur-rency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's per-formance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under "Interest Rate and Currency Transactions" and "Options and Futures Contracts." In-vesting in securities of foreign and emerging markets issuers involves con-siderations not typically associated with investing in securities of compa-nies organized and operated in the United States. Because foreign securi-ties generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

The following is added after the second paragraph under "Foreign Investments":

  Political and economic structures in many countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in these countries may make investments in emerging market countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The following replaces the first paragraph under "High Yield Securities":

  Each of the Low Duration Bond, Intermediate Bond, Core Bond and Managed In-come Portfolios may invest in non-investment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds" when the Portfolio's sub-adviser believes that the investment char-acteristics of such securities make them desirable in light of the respec-tive Portfolio's investment objective and current portfolio mix, so long as under normal market conditions, no more than 20% of each of the Low Dura-tion Bond, Intermediate Bond and Managed Income Portfolio's total assets, and no more than 5% of the Core Bond Portfolio's total assets, are invested in non-investment grade debt securities, and such securities are rated "B" or higher at the time of purchase by at least one major rating agency.

The following replaces the first sentence of the last paragraph under "High Yield Securities":

  Each of the Low Duration Bond, Intermediate Bond, Core Bond and Managed In-come Portfolios may invest in securities rated "B" and above or determined by the sub-adviser to be of comparable quality.

Investors in the Low Duration Bond, Intermediate Bond, Core Bond, Managed Income and International Bond Portfolios should refer to the section in the Prospectus entitled "What Additional Investment Policies And Risks Apply?-- Foreign and Emerging Markets Investments" and to the section in the Statement of Additional Information entitled "Investment Policies--Additional Information on Portfolio Investments--Forward Currency Transactions" for a discussion of the risks involved in investing in foreign securities. Investors in the Low Duration Bond, Intermediate Bond, Core Bond and Managed Income Portfolios should refer to the section in the Prospectus entitled "What Additional Investment Policies And Risks Apply?--High Yield Securities" and to the section in the Statement of Additional Information entitled "Investment Policies-- Additional Information on Portfolio Investments--Non-Investment Grade Securities" for a discussion of the risks involved in investing in non-investment grade securities.

The section "Who Manages The Fund?" has been amended as follows:

          The Portfolios and their portfolio managers are as follows:

 BLACKROCK FUNDS PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------                    -----------------
 Low Duration Bond            Robert S. Kapito; Vice Chairman of BlackRock
                              since 1988; Portfolio co-manager since its
                              inception.
                              Scott Amero; Managing Director of BlackRock since
                              1990; Portfolio co-manager since its inception.
 Intermediate Government Bond Robert S. Kapito and Scott Amero (see above) and
                              Michael P. Lustig; Mr. Lustig has been Vice
                              President of BlackRock since 1989; Messrs.
                              Kapito, Lustig and Amero have been Portfolio co-
                              managers since 1995.
 Intermediate Bond            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Core Bond                    Keith Anderson; Managing Director of BlackRock
                              since 1988; Portfolio manager since June 1997.
 Managed Income               Keith Anderson (see above); Portfolio manager
                              since June 1997.
 International Bond           Andrew Gordon; Portfolio manager at BlackRock
                              since 1996; responsible for non-dollar research
                              at Barclay Investments from 1994 to 1996 and at
                              CS First Boston from 1986 to 1994; Portfolio
                              manager since January 1997.
 Tax-Free Income              Kevin Klingert; Portfolio manager at BlackRock
                              since 1991; prior to joining BlackRock, Assistant
                              Vice President, Merrill, Lynch, Pierce, Fenner &
                              Smith; Portfolio manager since 1995.
 Pennsylvania Tax-Free Income Kevin Klingert (see above); Portfolio manager since 1995.
 New Jersey Tax-Free Income   Kevin Klingert (see above); Portfolio manager
                              since 1995.
 Ohio Tax-Free Income         Kevin Klingert (see above); Portfolio manager
                              since 1995.

The section "How Are Shares Purchased And Redeemed?" has been amended as fol-lows:

The following replaces the first paragraph under "Purchase of Shares":

  Institutional Shares are offered to institutional investors, including (a) registered investment advisers with a minimum investment of $500,000 and
  (b) the trust departments of PNC Bank and its affiliates (collectively, "PNC") on behalf of clients for whom PNC (i) acts in a fiduciary capacity (excluding participant-directed employee benefit plans) or otherwise has investment discretion or (ii) acts as custodian with respect to at least $2,000,000 in assets, and individuals with a minimum investment of $2,000,000.

The following has been added after the last paragraph under "Purchase of Shares":

  In the event that a shareholder acquiring Institutional Shares on or after May 1, 1998 ceases to meet the eligibility standards for purchasing Insti-tutional Shares (other than due to fluctuations in market value), then the shareholder's Institutional Shares will, upon the direction of the Fund's distributor, automatically be converted to shares of another class of the Portfolio having the same aggregate net asset value as the shares convert-ed. If, at the time of conversion, an institution offering Service Shares of the Portfolio is acting on the shareholder's behalf, then the sharehold-er's Institutional Shares will be converted to Service Shares of the Port-folio. If not, then the shareholder's Institutional Shares will be con-verted to Investor A Shares of the Portfolio. Service Shares are currently authorized to bear additional service and processing fees at the aggregate annual rate of .30% of average daily net assets, while Investor A Shares are currently authorized to bear additional service, processing and distri-bution fees at the aggregate annual rate of .50% of average daily net as-sets.

This Supplement is dated September 10, 1998.

                                                               Rule 497(e)
                                                               File No. 33-26305


                               BLACKROCK FUNDS(SM)

                     THE BOND PORTFOLIOS/INVESTOR CLASSES
                        SUPPLEMENT TO PROSPECTUS DATED

                               JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "What Are The Differences Among The Portfolios?" has been amended to reflect that the minimum credit quality for investments of the Intermediate Bond, Core Bond and Managed Income Portfolios is "B".

The section "What Types Of Securities Are In The Portfolios?" has been amended to reflect that the Intermediate Bond, Core Bond and Managed Income Portfolios are "Eligible" to invest in high yield securities and the Intermediate Bond Portfolio is "Eligible" to invest in foreign securities/currency risk.

The section "What Additional Investment Policies And Risks Apply?" has been amended as follows:

The following replaces the first paragraph under "Foreign Investments":

  FOREIGN AND EMERGING MARKETS INVESTMENTS. The International Bond Portfolio will invest primarily in foreign securities and currencies. Each of the Low Duration Bond, Intermediate Bond and Managed Income Portfolios may invest up to 20%, and the Core Bond Portfolio up to 10%, of its total assets in debt securities of foreign and emerging markets issuers on either a cur-rency hedged or unhedged basis and may hold from time to time various for-eign and emerging markets currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, each Portfolio may engage in foreign cur-rency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's per-formance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under "Interest Rate and Currency Transactions" and "Options and Futures Contracts." In-vesting in securities of foreign and emerging markets issuers involves con-siderations not typically associated with investing in securities of compa-nies organized and operated in the United States. Because foreign securi-ties generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

The following is added after the second paragraph under "Foreign Investments":

  Political and economic structures in many countries with emerging economies or securities markets may be undergoing significant evolution and rapid de-velopment, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these coun-tries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationaliza-tion or expropriation of assets, may be heightened. In addition, unantici-pated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of additional in-vestments in emerging market countries. The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in these countries may make investments in emerging market countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting in-formation available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The following replaces the first paragraph under "High Yield Securities":

  Each of the Low Duration Bond, Intermediate Bond, Core Bond and Managed In-come Portfolios may invest in non-investment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds" when the Portfolio's sub-adviser believes that the investment char-acteristics of such securities make them desirable in light of the respec-tive Portfolio's investment objective and current portfolio mix, so long as under normal market conditions, no more than 20% of each of the Low Dura-tion Bond, Intermediate Bond and Managed Income Portfolio's total assets, and no more than 5% of the Core Bond Portfolio's total assets, are invested in non-investment grade debt securities, and such securities are rated "B" or higher at the time of purchase by at least one major rating agency.

The following replaces the first sentence of the last paragraph under "High Yield Securities":

  Each of the Low Duration Bond, Intermediate Bond, Core Bond and Managed In-come Portfolios may invest in securities rated "B" and above or determined by the sub-adviser to be of comparable quality.

Investors in the Low Duration Bond, Intermediate Bond, Core Bond, Managed In-come and International Bond Portfolios should refer to the section in the Pro-spectus entitled "What Additional Investment Policies And Risks Apply?--Foreign and Emerging Markets Investments" and to the section in the Statement of Addi-tional Information entitled "Investment Policies--Additional Information on Portfolio Investments--Forward Currency Transactions" for a discussion of the risks involved in investing in foreign securities. Investors in the Low Dura-tion Bond, Intermediate Bond, Core Bond and Managed Income Portfolios should refer to the section in the Prospectus entitled "What Additional Investment Policies And Risks Apply?--High Yield Securities" and to the section in the Statement of Additional Information entitled "Investment Policies--Additional Information on Portfolio Investments--Non-Investment Grade Securities" for a discussion of the risks involved in investing in non-investment grade securi-ties.

The section "Who Manages The Fund?" has been amended as follows:

                  The Portfolios and their portfolio managers are as follows:

 BLACKROCK FUNDS PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------                    -----------------
 Low Duration Bond            Robert S. Kapito; Vice Chairman of BlackRock
                              since 1988; Portfolio co-manager since its
                              inception.
                              Scott Amero; Managing Director of BlackRock since
                              1990; Portfolio co-manager since its inception.
 Intermediate Government Bond Robert S. Kapito and Scott Amero (see above) and
                              Michael P. Lustig; Mr. Lustig has been Vice
                              President of BlackRock since 1989; Messrs.
                              Kapito, Lustig and Amero have been Portfolio co-
                              managers since 1995.
 Intermediate Bond            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Core Bond                    Keith Anderson; Managing Director of BlackRock
                              since 1988; Portfolio manager since June 1997.
 Government Income            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Managed Income               Keith Anderson (see above); Portfolio manager
                              since June 1997.
 International Bond           Andrew Gordon; Portfolio manager at BlackRock
                              since 1996; responsible for non-dollar research
                              at Barclay Investments from 1994 to 1996 and at
                              CS First Boston from 1986 to 1994; Portfolio
                              manager since January 1997.
 Tax-Free Income              Kevin Klingert; Portfolio manager at BlackRock
                              since 1991; prior to joining BlackRock, Assistant
                              Vice President, Merrill Lynch, Pierce, Fenner &
                              Smith; Portfolio manager since 1995.
 Pennsylvania Tax-Free Income Kevin Klingert (see above); Portfolio manager since 1995.
 New Jersey Tax-Free Income   Kevin Klingert (see above); Portfolio manager
                              since 1995.
 Ohio Tax-Free Income         Kevin Klingert (see above); Portfolio manager
                              since 1995.

The section "How Are Shares Purchased?" has been amended as follows:

The following has been added after the last paragraph under "Other Purchase In-formation":

  In the event that a shareholder acquiring Investor A Shares on or after May 1, 1998 at a future date meets the eligibility standards for purchasing In-stitutional Shares (other than due to fluctuations in market value), then the shareholder's Investor A Shares will, upon the direction of the Fund's distributor, automatically be converted to Institutional Shares of the Portfolio having the same aggregate net asset value as the shares convert-ed.

This Supplement is dated September 10, 1998.

                                                            RULE NO. 497(e)
                                                            FILE NO. 33-26305

                               BLACKROCK FUNDS(SM)

 LOW DURATION BOND, CORE BOND AND INTERMEDIATE BOND PORTFOLIOS/BLACKROCK CLASS
                        SUPPLEMENT TO PROSPECTUS DATED

                               JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "What Are The Differences Among The Portfolios?" has been amended to reflect that the minimum credit quality for investments of the Intermediate Bond and Core Bond Portfolios is "B".

The section "What Types Of Securities Are In The Portfolios?" has been amended to reflect that the Intermediate Bond and Core Bond Portfolios are "Eligible" to invest in high yield securities and the Intermediate Bond Portfolio is "El-igible" to invest in foreign securities/currency risk.

The section "What Additional Investment Policies And Risks Apply?" has been amended as follows:

The following replaces the first paragraph under "Non-Investment Grade Securi-ties":

  Each of the Low Duration Bond, Intermediate Bond and Core Bond Portfolios may invest in non-investment grade or "high yield" fixed income or convert-ible securities commonly known to investors as "junk bonds" when the Port-folio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the respective Portfolio's in-vestment objective and current portfolio mix, so long as under normal mar-ket conditions, no more than 20% of each of the Low Duration Bond and In-termediate Bond Portfolio's total assets, and no more than 5% of the Core Bond Portfolio's total assets, are invested in non-investment grade debt securities, and such securities are rated "B" or higher at the time of pur-chase by at least one major rating agency.

The following replaces the first sentence of the last paragraph under "Non-In-vestment Grade Securities":

  Each of the Low Duration Bond, Intermediate Bond and Core Bond Portfolios may invest in securities rated "B" and above or determined by the sub-ad-viser to be of comparable quality.

The following replaces the first paragraph under "Foreign Investments":

  FOREIGN AND EMERGING MARKETS INVESTMENTS. Each of the Low Duration and In-termediate Bond Portfolios may invest up to 20%, and the Core Bond Portfo-lio up to 10%, of its total assets in debt securities of foreign and emerg-ing markets issuers on either a currency hedged or unhedged basis and may hold from time to time various foreign and emerging markets currencies pending investment or conversion into U.S. dollars. Some of these instru-ments may have the characteristics of futures contracts. In addition, each Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and trans-actions involving foreign securities, currencies, options (including op-tions that relate to foreign currencies), futures, hedging and cross-hedg-ing are described below and under "Interest Rate and Currency Transactions" and "Options and Futures Contracts." Investing in securities of foreign and emerging markets issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Portfolio that invests in foreign securities will be affected favorably or unfavorably by changes in currency exchange rates.

The following is added after the second paragraph under "Foreign Investments":

  Political and economic structures in many countries with emerging economies or securities markets may be undergoing significant evolution and rapid de-velopment, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these coun-tries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationaliza-tion or expropriation of assets, may be heightened. In addition, unantici-pated political or social developments may affect the value of investments in these countries and the availability to a Portfolio of additional in-vestments in emerging market countries. The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in these countries may make investments in emerging market countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting in-formation available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

Investors in the Low Duration Bond, Intermediate Bond and Core Bond Portfolios should refer to the sections in the Prospectus entitled "What Additional In-vestment Policies And Risks Apply? -- Non-Investment Grade Securities" and "-- Foreign and Emerging Markets Investments" and to the sections in the Statement of Additional Information entitled "Investment Policies -- Additional Informa-tion on Portfolio Investments -- Non-Investment Grade Securities" and "-- For-ward Currency Transactions" for a discussion of the risks involved in investing in non-investment grade securities and foreign securities.

The section "Who Manages The Fund?" has been amended as follows:


                  The Portfolios and their portfolio managers are as follows:

 BLACKROCK PORTFOLIO                      PORTFOLIO MANAGER
 -------------------                      -----------------
 Low Duration Bond   Robert S. Kapito; Vice Chairman of BlackRock since 1988;
                     Portfolio co-manager since its inception.
                     Scott Amero; Managing Director of BlackRock since 1990;
                     Portfolio co-manager since its inception.
 Core Bond           Keith Anderson; Managing Director of BlackRock since 1988;
                     Portfolio manager since June 1997.
 Intermediate Bond   Robert S. Kapito (see above); Portfolio co-manager since
                     1995.
                     Michael P. Lustig; Vice President of BlackRock since 1989;
                     Portfolio co-manager since 1995.
                     Scott Amero (see above); Portfolio co-manager since 1995.

This Supplement is dated September 10, 1998.

                                                              RULE 497 (e)
                                                              FILE NO. 33-26305
--------------------------------------------------------------------------------

                               BLACKROCK FUNDS(SM)

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 1998

  The section "Investment Policies -- Additional Information on Portfolio Investments" is amended as follows:

  The following replaces the first paragraph under "Non-Investment Grade Secu-rities":

    Each of the Low Duration Bond, Intermediate Bond, Core Bond and Managed Income Portfolios may invest in non-investment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds" when the Portfolio's sub-adviser believes that the invest-ment characteristics of such securities make them desirable in light of the respective Portfolio's investment objective and current portfolio mix, so long as under normal market conditions, no more than 20% of each of the Low Duration Bond, Intermediate Bond and Managed Income Portfo-lio's total assets, and no more than 5% of the Core Bond Portfolio's to-tal assets, are invested in non-investment grade debt securities, and such securities are rated "B" or higher at the time of purchase by at least one major rating agency.

  This Supplement is dated September 10, 1998.